Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,050,000
Previously Paid Amount	(0)
Total Fee Amount	773.16
Total Offset Amount
Net Fee	$ 773.16